Financial Instruments - Fair Value of Assets and Liabilities Measured on Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker put options	$ 534	$ 2,443
Bunker call options	314
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(10,432)	(10,265)
Bunker swaps	(3,321)	(9,228)
Bunker put options	534	2,443
Bunker call options	314	0
Total	$ (12,905)	$ (17,050)